UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-01545

Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	November 30

Date of Reporting Period:	February 29, 2008

Item 1. Schedule of Investments

Eaton Vance Risk-Managed Equity Option Income Fund	as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 85.0%

Security	Shares	Value
Aerospace & Defense — 4.7%
Boeing Co. (The)	185	$15,316
General Dynamics Corp.	390	31,921
Lockheed Martin Corp.	292	30,134
Raytheon Co.	363	23,537
United Technologies Corp.	568	40,050
		$140,958
Auto Components — 0.7%
Johnson Controls, Inc.	594	$19,519
		$19,519
Beverages — 2.2%
Coca-Cola Co. (The)	346	$20,227
PepsiCo, Inc.	639	44,449
		$64,676
Biotechnology — 2.7%
Biogen Idec, Inc. (1)	168	$9,804
Genzyme Corp. (1)	514	36,453
Gilead Sciences, Inc. (1)	737	34,875
		$81,132
Capital Markets — 2.3%
Bank of New York Mellon Corp. (The)	203	$8,906
Goldman Sachs Group, Inc.	115	19,507
Invesco, Ltd.	372	9,527
Merrill Lynch & Co., Inc.	115	5,699
State Street Corp.	159	12,489
T. Rowe Price Group, Inc.	265	13,390
		$69,518
Chemicals — 1.5%
E.I. Du Pont de Nemours & Co.	576	$26,738
Monsanto Co.	159	18,393
		$45,131
Commercial Banks — 1.5%
Banco Bradesco SA ADR	176	$5,525
Banco Itau Holding Financeira SA ADR	319	8,083
National Bank of Greece SA ADR	213	2,328
PNC Financial Services Group, Inc.	141	8,662
U.S. Bancorp	629	20,141
		$44,739
Communications Equipment — 3.4%
Cisco Systems, Inc. (1)	2,077	$50,616
QUALCOMM, Inc.	683	28,939
Research In Motion, Ltd. (1)	203	21,071
		$100,626
Computer Peripherals — 4.5%
Apple, Inc. (1)	257	$32,130
EMC Corp. (1)	967	15,027
Hewlett-Packard Co.	772	36,878
International Business Machines Corp.	443	50,440
		$134,475
Diversified Consumer Services — 0.5%
Apollo Group, Inc., Class A (1)	257	$15,775
		$15,775
Diversified Financial Services — 3.1%
Bank of America Corp.	1,127	$44,787
Citigroup, Inc.	346	8,204
JPMorgan Chase & Co.	976	39,674
		$92,665

1

Diversified Telecommunication Services — 3.2%
AT&T, Inc.	1,660	$57,818
Verizon Communications, Inc.	1,003	36,429
		$94,247
Electric Utilities — 0.8%
Edison International	505	$24,947
		$24,947
Electrical Equipment — 1.1%
Emerson Electric Co.	657	$33,481
		$33,481
Energy Equipment & Services — 4.1%
Diamond Offshore Drilling, Inc.	221	$26,703
Schlumberger, Ltd.	612	52,907
Transocean, Inc. (1)	292	41,029
		$120,639
Food & Staples Retailing — 2.2%
CVS Caremark Corp.	665	$26,853
Wal-Mart Stores, Inc.	754	37,391
		$64,244
Health Care Equipment & Supplies — 2.1%
Baxter International, Inc.	159	$9,384
Covidien, Ltd.	603	25,802
Medtronic, Inc.	309	15,252
Zimmer Holdings, Inc. (1)	150	11,293
		$61,731
Health Care Providers & Services — 0.7%
Aetna, Inc.	203	$10,069
UnitedHealth Group, Inc.	257	11,945
		$22,014
Hotels, Restaurants & Leisure — 1.5%
International Game Technology	213	$9,617
Marriott International, Inc., Class A	426	14,527
McDonald’s Corp.	398	21,536
		$45,680
Household Products — 1.3%
Colgate-Palmolive Co.	194	$14,761
Kimberly-Clark Corp.	283	18,446
Procter & Gamble Co.	87	5,758
		$38,965
Industrial Conglomerates — 2.8%
General Electric Co.	2,512	$83,248
		$83,248
Insurance — 4.9%
AFLAC, Inc.	185	$11,546
Berkshire Hathaway, Inc., Class B (1)	13	60,768
Chubb Corp.	309	15,728
Hartford Financial Services Group, Inc.	115	8,039
Lincoln National Corp.	176	8,995
MetLife, Inc.	407	23,712
St. Paul Travelers Companies, Inc. (The)	337	15,640
		$144,428
Internet Software & Services — 1.7%
eBay, Inc. (1)	328	$8,646
Google, Inc., Class A (1)	87	40,993
		$49,639
IT Services — 1.3%
Accenture, Ltd., Class A	257	$9,059
MasterCard, Inc., Class A	106	20,140
Paychex, Inc.	265	8,337
		$37,536
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc. (1)	283	$15,828
		$15,828
Machinery — 1.7%
Danaher Corp.	346	$25,656
Deere & Co.	132	11,248
Illinois Tool Works, Inc.	248	12,169
		$49,073

2

Media — 1.7%
Comcast Corp., Class A	701	$13,698
Time Warner, Inc.	852	13,300
Walt Disney Co.	692	22,428
		$49,426
Metals & Mining — 2.2%
Companhia Vale do Rio Doce ADR	737	$25,677
Goldcorp, Inc.	905	39,105
		$64,782
Multiline Retail — 0.3%
JC Penney Co., Inc.	221	$10,212
		$10,212
Multi-Utilities — 0.9%
Public Service Enterprise Group, Inc.	629	$27,739
		$27,739
Oil, Gas & Consumable Fuels — 9.5%
Anadarko Petroleum Corp.	754	$48,060
ConocoPhillips	487	40,280
Exxon Mobil Corp.	1,047	91,099
Hess Corp.	505	47,056
Occidental Petroleum Corp.	461	35,668
Williams Cos., Inc.	594	21,396
		$283,559
Pharmaceuticals — 5.4%
Abbott Laboratories	1,092	$58,477
Allergan, Inc.	185	10,958
Johnson & Johnson	620	38,415
Merck & Co., Inc.	914	40,490
Wyeth	301	13,130
		$161,470
Real Estate Investment Trusts (REITs) — 0.5%
Simon Property Group, Inc.	87	$7,291
Vornado Realty Trust	106	8,857
		$16,148
Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	746	$14,883
Texas Instruments, Inc.	443	13,272
		$28,155
Software — 2.7%
Microsoft Corp.	2,033	$55,338
Oracle Corp. (1)	1,251	23,519
		$78,857
Specialty Retail — 1.5%
Best Buy Co., Inc.	283	$12,172
Home Depot, Inc.	390	10,355
Staples, Inc.	967	21,516
		$44,043
Tobacco — 2.0%
Altria Group, Inc.	807	$59,024
		$59,024
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B	292	$11,552
		$11,552
Total Common Stocks (identified cost $2,553,780)		$2,529,881
Total Investments — 85.0% (identified cost $2,553,780)		$2,529,881
Other Assets, Less Liabilities — 15.0%		$446,232
Net Assets — 100.0%		$2,976,113

ADR	—	American Depository Receipt
(1)		Non-income producing security.

3

The Fund did not have any open financial instruments at February 29, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,553,780
Gross unrealized appreciation	$1,041
Gross unrealized depreciation	(24,940)
Net unrealized depreciation	$(23,899)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective December 1, 2007.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At February 29, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$2,529,881	$0
Level 2	Other Significant Observable Inputs	0	0
Level 3	Significant Unobservable Inputs	0	0
Total		$2,529,881	$0

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund commenced operations on February 29, 2008.

4

Eaton Vance Enhanced Equity Option Income Fund	as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 85.1%

Security	Shares	Value

Aerospace & Defense — 4.7%
Boeing Co. (The)	123	$10,183
General Dynamics Corp.	258	21,117
Lockheed Martin Corp.	193	19,918
Raytheon Co.	246	15,951
United Technologies Corp.	381	26,864
		$94,033

Auto Components — 0.7%
Johnson Controls, Inc.	395	$12,980
		$12,980

Beverages — 2.2%
Coca-Cola Co. (The)	232	$13,563
PepsiCo, Inc.	422	29,354
		$42,917

Biotechnology — 2.7%
Biogen Idec, Inc. (1)	117	$6,828
Genzyme Corp. (1)	340	24,113
Gilead Sciences, Inc. (1)	488	23,092
		$54,033

Capital Markets — 2.4%
Bank of New York Mellon Corp. (The)	140	$6,142
Goldman Sachs Group, Inc.	77	13,062
Invesco, Ltd.	247	6,326
Merrill Lynch & Co., Inc.	81	4,014
State Street Corp.	106	8,326
T. Rowe Price Group, Inc.	178	8,994
		$46,864

Chemicals — 1.5%
E.I. Du Pont de Nemours & Co.	383	$17,779
Monsanto Co.	106	12,262
		$30,041

Commercial Banks — 1.5%
Banco Bradesco SA ADR	118	$3,704
Banco Itau Holding Financeira SA ADR	217	5,499
National Bank of Greece SA ADR	146	1,596
PNC Financial Services Group, Inc.	95	5,836
U.S. Bancorp	419	13,416
		$30,051

Communications Equipment — 3.4%
Cisco Systems, Inc. (1)	1,372	$33,436
QUALCOMM, Inc.	453	19,194
Research In Motion, Ltd. (1)	137	14,221
		$66,851

Computer Peripherals — 4.5%
Apple, Inc. (1)	171	$21,378
EMC Corp. (1)	643	9,992
Hewlett-Packard Co.	513	24,506
International Business Machines Corp.	295	33,589
		$89,465

Diversified Consumer Services — 0.5%
Apollo Group, Inc., Class A (1)	174	$10,680
		$10,680

Diversified Financial Services — 3.1%
Bank of America Corp.	748	$29,726
Citigroup, Inc.	230	5,453
JPMorgan Chase & Co.	645	26,219
		$61,398

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	1,099	$38,278
Verizon Communications, Inc.	663	24,080
		$62,358

Electric Utilities — 0.8%
Edison International	338	$16,697
		$16,697

Electrical Equipment — 1.1%
Emerson Electric Co.	434	$22,117
		$22,117

Energy Equipment & Services — 4.1%
Diamond Offshore Drilling, Inc.	151	$18,245
Schlumberger, Ltd.	408	35,272
Transocean, Inc. (1)	199	27,961
		$81,478

Food & Staples Retailing — 2.1%
CVS Caremark Corp.	441	$17,808
Wal-Mart Stores, Inc.	498	24,696
		$42,504

Health Care Equipment & Supplies — 2.1%
Baxter International, Inc.	110	$6,492
Covidien, Ltd.	399	17,073
Medtronic, Inc.	210	10,366
Zimmer Holdings, Inc. (1)	103	7,755
		$41,686

Health Care Providers & Services — 0.8%
Aetna, Inc.	137	$6,795
UnitedHealth Group, Inc.	175	8,134
		$14,929

Hotels, Restaurants & Leisure — 1.5%
International Game Technology	143	$6,456
Marriott International, Inc., Class A	285	9,719
McDonald’s Corp.	266	14,393
		$30,568

Household Products — 1.3%
Colgate-Palmolive Co.	131	$9,968
Kimberly-Clark Corp.	188	12,254
Procter & Gamble Co.	62	4,103
		$26,325

Industrial Conglomerates — 2.8%
General Electric Co.	1,665	$55,178
		$55,178

Insurance — 5.0%
AFLAC, Inc.	123	$7,676
Berkshire Hathaway, Inc., Class B (1)	9	42,071
Chubb Corp.	207	10,536
Hartford Financial Services Group, Inc.	78	5,452
Lincoln National Corp.	120	6,133
MetLife, Inc.	273	15,905
St. Paul Travelers Companies, Inc. (The)	225	10,442
		$98,215

Internet Software & Services — 1.7%
eBay, Inc. (1)	221	$5,826
Google, Inc., Class A (1)	59	27,800
		$33,626

IT Services — 1.3%
Accenture, Ltd., Class A	175	$6,169
MasterCard, Inc., Class A	71	13,490
Paychex, Inc.	176	5,537
		$25,196

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc. (1)	187	$10,459
		$10,459

Machinery — 1.7%
Danaher Corp.	231	$17,129
Deere & Co.	91	7,754
Illinois Tool Works, Inc.	164	8,047
		$32,930

Media — 1.7%
Comcast Corp., Class A	467	$9,125
Time Warner, Inc.	568	8,866
Walt Disney Co.	463	15,006
		$32,997

Metals & Mining — 2.2%
Companhia Vale do Rio Doce ADR	488	$17,002
Goldcorp, Inc.	600	25,926
		$42,928

Multiline Retail — 0.3%
JC Penney Co., Inc.	148	$6,839
		$6,839

Multi-Utilities — 0.9%
Public Service Enterprise Group, Inc.	418	$18,434
		$18,434

Oil, Gas & Consumable Fuels — 9.5%
Anadarko Petroleum Corp.	501	$31,934
ConocoPhillips	324	26,798
Exxon Mobil Corp.	692	60,211
Hess Corp.	336	31,308
Occidental Petroleum Corp.	306	23,675
Williams Cos., Inc.	393	14,156
		$188,082

Pharmaceuticals — 5.4%
Abbott Laboratories	722	$38,663
Allergan, Inc.	123	7,285
Johnson & Johnson	410	25,404
Merck & Co., Inc.	608	26,934
Wyeth	200	8,724
		$107,010

Real Estate Investment Trusts (REITs) — 0.6%
Simon Property Group, Inc.	62	$5,196
Vornado Realty Trust	75	6,267
		$11,463

Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	494	$9,855
Texas Instruments, Inc.	296	8,868
		$18,723

Software — 2.6%
Microsoft Corp.	1,347	$36,665
Oracle Corp. (1)	827	15,548
		$52,213

Specialty Retail — 1.5%
Best Buy Co., Inc.	192	$8,258
Home Depot, Inc.	261	6,930
Staples, Inc.	640	14,240
		$29,428

Tobacco — 2.0%
Altria Group, Inc.	537	$39,276
		$39,276

Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B	199	$7,872
		$7,872

Total Common Stocks (identified cost $1,704,788)		$1,688,844

Total Investments — 85.1% (identified cost $1,704,788)		$1,688,844

Other Assets, Less Liabilities — 14.9%		$295,219

Net Assets — 100.0%		$1,984,063

ADR	—	American Depository Receipt

(1)		Non-income producing security.

The Fund did not have any open financial instruments at February 29, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,704,788
Gross unrealized appreciation	$707
Gross unrealized depreciation	(16,651)
Net unrealized depreciation	$(15,944)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective December 1, 2007. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At February 29, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$1,688,844	$0
Level 2	Other Significant Observable Inputs	0	0
Level 3	Significant Unobservable Inputs	0	0
Total		$1,688,844	$0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund commenced operations on February 29, 2008.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	April 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	April 18, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 18, 2008